Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Depreciation and Amortization Expenses

		Year ended December 31,
		2018	2017	2016
		(millions of euros)
Amortization of intangible assets with a finite useful life:
Industrial patents and intellectual property rights		1,171	1,263	1,243
Concessions, licenses, trademarks and similar rights		422	396	393
Other intangible assets		6	134	107

	(A)	1,599	1,793	1,743

Depreciation of tangible assets owned:
Buildings (civil and industrial)		36	39	48
Plant and equipment		2,229	2,286	2,170
Manufacturing and distribution equipment		14	16	15
Other		162	159	157

	(B)	2,441	2,500	2,390

Depreciation of tangible assets held under finance leases:
Buildings (civil and industrial)		159	130	125
Plant and equipment		18	21	17
Other		38	29	16

	(C)	215	180	158

Total	(A+B+C)	4,255	4,473	4,291